Employee Future Benefits - Costs Recognized (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 2	$ 2	$ 6
Administration expenses	1	1	1
Defined benefit expense	10	10	6
Defined contribution expense	11	11	8
Net expense	21	21	14
Interest cost on defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Interest cost on defined benefit obligation	21	16	14
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest on plan assets	(14)	(9)	(8)
Curtailment and amendment gain			(7)
Registered
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1	3
Administration expenses	1	1	1
Defined benefit expense	5	6	1
Defined contribution expense	11	11	8
Net expense	16	17	9
Registered | Interest cost on defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Interest cost on defined benefit obligation	16	13	12
Registered | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest on plan assets	(13)	(9)	(8)
Curtailment and amendment gain			(7)
Supplemental
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1	2
Administration expenses	0	0	0
Defined benefit expense	4	4	4
Defined contribution expense	0	0	0
Net expense	4	4	4
Supplemental | Interest cost on defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Interest cost on defined benefit obligation	4	3	2
Supplemental | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest on plan assets	(1)	0	0
Curtailment and amendment gain			0
Other
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0	0	1
Administration expenses	0	0	0
Defined benefit expense	1	0	1
Defined contribution expense	0	0	0
Net expense	1	0	1
Other | Interest cost on defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Interest cost on defined benefit obligation	1	0	0
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest on plan assets	$ 0	$ 0	0
Curtailment and amendment gain			$ 0